SCHEDULE OF CLASSIFICATION OF FINANCIAL INSTRUMENTS (Details)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies
Financial Assets, Cash and cash equivalents	Amortized cost
Financial Assets, Short-term investments	Amortized cost
Financial Liabilities, Accounts payable and accrued liabilities	Amortized cost
Financial Liabilities, Convertible debentures	Amortized cost
Financial Liabilities, Covid-19 government support loans	Amortized cost